Taxes - Tax loss (Details) - CHF (SFr)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Deferred taxes
Unrecorded tax losses carry forwards	SFr 153,494,616	SFr 275,156,180	SFr 206,534,151
Not later than one year
Deferred taxes
Unrecorded tax losses carry forwards	290,949	141,425,567	3,540,541
Later than one year and not later than two years
Deferred taxes
Unrecorded tax losses carry forwards	3,586,490	290,949	141,425,567
Later than two years and not later than three years
Deferred taxes
Unrecorded tax losses carry forwards	23,467,840	3,586,490	290,949
Later than three years and not later than four years
Deferred taxes
Unrecorded tax losses carry forwards	12,590,566	23,467,840	3,586,490
Later than four years and not later than five years
Deferred taxes
Unrecorded tax losses carry forwards	28,427,419	12,590,566	23,467,840
Increase in unrecorded tax losses carry forwards		2,800,000
Later than five years and not later than six years
Deferred taxes
Unrecorded tax losses carry forwards	65,365,173	28,427,419	9,831,196
Increase in unrecorded tax losses carry forwards		4,000,000.0
Later than six years and not later than seven years
Deferred taxes
Unrecorded tax losses carry forwards	SFr 19,766,179	SFr 65,367,349	SFr 24,391,568